SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 15, 2021	Mar. 23, 2021	Mar. 01, 2021	Feb. 16, 2021	Feb. 15, 2021	Feb. 09, 2021	Feb. 01, 2021	Jan. 27, 2021	Nov. 15, 2021	Nov. 15, 2021	Sep. 30, 2021	Mar. 31, 2021	Mar. 22, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 22, 2021	Jan. 08, 2021	Dec. 31, 2018	Dec. 31, 2016
Subsequent Event [Line Items]
Exercise price of warrants																					$ 1.00
Subscriptions receivable																	$ 25,000
Number shares issued during period																	17,392,343
Average remaining term in years																					5 years
Number shares issued during period value											$ 245,000
Number of shares issued debt conversion value												$ 4,378,488		$ 2,397,795			$ 3,017,499
Debt conversion, value																	$ 3,441,401
Number of shares issued debt conversion																	13,312,175
Debt conversion price per share												$ 0.22					$ 0.22
Cash compensation																$ 50,000	$ 24,327	$ 0
Number of vested shares																	464,619
Earth Property Holdings LLC [Member]
Subsequent Event [Line Items]
Sale of remaining equity interest		$ 100,000
2016 Omnibus Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of common stock options authorized																						160,000
Bridge Notes [Member]
Subsequent Event [Line Items]
Debt conversion, value												$ 4,378,488					$ 3,017,499
Debt conversion into shares												6,578,701					13,312,175
Investors [Member]
Subsequent Event [Line Items]
Warrant expiration date															Oct. 31, 2022
Common Stock [Member]
Subsequent Event [Line Items]
Number shares issued during period											700,000
Number shares issued during period value											$ 70
Number of shares issued debt conversion value												$ 664		$ 1,142			$ 1,331
Debt conversion into shares																	13,312,175
Number of shares issued debt conversion											6,525,378	6,627,692		11,418,069			13,312,175
Debt conversion price per share												$ 0.16
Common Stock [Member] | Bridge Notes [Member]
Subsequent Event [Line Items]
Debt conversion, value																	$ 495,320
Debt conversion into shares												6,627,692
Common Stock [Member] | Investors [Member]
Subsequent Event [Line Items]
Class of warrant shares											925,001				925,001
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value											$ 0.001				$ 0.001		$ 0.001	$ 0.001
Cash compensation											$ 245.00
Series B Preferred Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt conversion price per share																			$ 0.25
Series B Preferred Stock [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt conversion price per share																			$ 0.35
Subsequent Event [Member] | Financial Services Consulting Agreement [Member]
Subsequent Event [Line Items]
Exercise price of warrants							$ 0.22
Number shares issued during period			250,000
Number of warrants to purchase common stock							750,000
Cash compensation							$ 21,000
Subsequent Event [Member] | Maximum [Member] | 2016 Omnibus Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of common stock options authorized							400,000
Subsequent Event [Member] | Minimum [Member] | 2016 Omnibus Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of common stock options authorized							1,000,000
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Convertible debt description									The notes are convertible into common stock at a price of $0.20 per share prior to the maturity date of December 31, 2023, or automatically upon the Company completing a qualified offering in the amount of $5 million or uplisting its common shares to NASDAQ
Debt Instrument, Maturity Date										Dec. 31, 2023
Debt interest rate									6.00%	6.00%
Subsequent Event [Member] | Bridge Notes [Member]
Subsequent Event [Line Items]
Debt conversion into shares													6,578,702
Debt principal and accrued interest													$ 1,447,312
Subsequent Event [Member] | Investors [Member]
Subsequent Event [Line Items]
Class of warrant shares									925,001	925,001
Warrant exercisable price per share									$ 0.60	$ 0.60
Warrant expiration date									Oct. 31, 2022
Subsequent Event [Member] | One Institutional Investor [Member]
Subsequent Event [Line Items]
Number of shares issued debt conversion value								$ 72,500
Number of shares issued debt conversion								329,545
Debt conversion price per share								$ 0.22
Subsequent Event [Member] | Other Institutional Investor [Member]
Subsequent Event [Line Items]
Number of shares issued debt conversion value						$ 30,000
Number of shares issued debt conversion						187,541
Debt conversion price per share						$ 0.16
Subsequent Event [Member] | Private Placement [Member] | Investors [Member]
Subsequent Event [Line Items]
Exercise price of warrants									$ 0.20	$ 0.20
Proceeds from issuance of common stock									$ 555,000
Subsequent Event [Member] | Offering [Member] | Convertible Note Payable [Member]
Subsequent Event [Line Items]
Convertible note payable									$ 5,000,000	$ 5,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exercise price of warrants									$ 0.60	$ 0.60
Number shares issued during period	1,871,432
Common stock unissued shares to subscription receivable	$ 142,857								$ 142,857	$ 142,857
Debt interest rate									6.00%	6.00%
Subsequent Event [Member] | Series B Offerings [Member]
Subsequent Event [Line Items]
Exercise price of warrants																				$ 0.35
Number shares issued during period								2,500
Warrant expiration date																				Jul. 08, 2021
Average remaining term in years																				6 months
Preferred stock, par value								$ 1,000
Number shares issued during period value								$ 2,500,000
Number of shares issued debt conversion value								$ 156,000
Subsequent Event [Member] | Series B Offerings [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of warrants to purchase common stock																				6,270,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercise price of warrants																				$ 0.45
Number of warrants to purchase common stock																				475,000
Warrant expiration date																				Jan. 15, 2022
Subsequent Event [Member] | Warrants [Member]
Subsequent Event [Line Items]
Debt conversion into shares								143,750
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Exercise price of warrants	$ 0.25								$ 0.25	$ 0.25
Proceeds from offering	$ 467,858
Subscriptions receivable	$ 35,714
Debt conversion, value								$ 23,000
Debt conversion into shares								23
Subsequent Event [Member] | Series A Preferred Stock [Member] | One Institutional Investor [Member]
Subsequent Event [Line Items]
Number shares issued during period				120,000
Number shares issued during period value				$ 750,000
Subsequent Event [Member] | Series E One Incentive Preferred Stock [Member] | Charles J Link Jr [Member]
Subsequent Event [Line Items]
Number of vested shares					850
Stock options vesting, description					two equal instalments 12 months and 24 months after issuance